Net Income (Loss) Per Common Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Common Unit
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(108,161)	$(22,156)	$(84,812)	$(34,528)
Less: Net loss attributable to noncontrolling interest	(28,512)	(197)	(22,127)	(590)
Net loss attributable to indie Semiconductor, Inc.	$(79,649)	$(21,959)	$(62,685)	$(33,938)
Net loss attributable to common shareholders – dilutive	$(79,649)	$(21,959)	$(62,685)	$(33,938)

Denominator:
Weighted average shares outstanding – basic	96,368,379	31,349,643	58,791,245	31,153,933
Weighted average common shares outstanding – diluted	96,368,379	31,349,643	58,791,245	31,153,933
Net loss per share attributable to common shares – basic	$(0.83)	$(0.70)	$(1.07)	$(1.09)
Net loss per share attributable to common shares – diluted	$(0.83)	$(0.70)	$(1.07)	$(1.09)

Schedule of Antidilutive Units Excluded from Computation of Net Loss Per Unit
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
SAFEs	—	4,711,711	7,651,982	4,711,711
Unvested Class B units	—	3,710,500	1,817,375	3,710,500
Unvested Phantom units	1,727,730	—	1,727,730	—
Unvested Restricted stock units	3,437,188	—	3,437,188	—
Convertible preferred units	—	35,935,292	—	35,935,292
Warrants to purchase Class G units	—	267,939	—	267,939
Convertible debt into Class A and preferred units	—	285,000	—	285,000
Convertible Class V common shares	33,827,371	—	33,827,371	—
Public warrants for the purchase of Class A common shares	17,250,000	—	17,250,000	—
Private warrants for the purchase of Class A common shares	10,150,000	—	10,150,000	—
Earn-out Shares	10,000,000	—	10,000,000	—
Escrow Shares	3,450,000	—	3,450,000	—
	79,842,289	44,910,442	89,311,646	44,910,442